CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 2,636	$ 2,312	$ 1,007
Other comprehensive income (loss):
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	(30)	8	(2)
Amortization of amounts resulting from changes in defined benefit plan provisions, net of tax	1
Foreign currency translation adjustments, net of tax:
Cumulative effect of change in functional currency at Sky Brasil			(112)
Foreign currency translation activity during the period	(94)	20	179
Unrealized (losses) gains on securities, net of tax:
Unrealized (losses) gains on securities	(6)	4	7
Less: Reclassification adjustment for net gains recognized during period		(3)
Comprehensive income	2,507	2,341	1,079
Less: Comprehensive income attributable to noncontrolling interests	(17)	(121)	(59)
Comprehensive income attributable to DIRECTV	$ 2,490	$ 2,220	$ 1,020